Financial risk management (Details Textual)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Financial risk management [Line Items]
Closing foreign exchange rate | Pure	748.74	694.77
Percentage of Financial Liabilities Maturing in Next 12 Months	4.00%
Undrawn borrowing facilities	$ 477,000,000
Finance income (cost)	$ 0.06
CHILE
Financial risk management [Line Items]
Average foreign exchange rate	7,300
Derivatives [member]
Financial risk management [Line Items]
Financial assets, at fair value	$ 18,900,000	$ 3,900,000
Adjustments for unrealised foreign exchange losses (gains)	$ 424,000,000